Business combination - Additional Information (Detail) - USD ($) $ in Millions		12 Months Ended
	Nov. 30, 2020	Dec. 31, 2021	Nov. 30, 2021
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary	52.80%
Tempest
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary	8.40%
Contingent consideration recognised as of acquisition date			$ 0.4
lock-up period		4 years
Consideration transferred, acquisition-date fair value			$ 22.1
Tempest | Top of range [member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary	61.20%